Deferred tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax net operating losses	$ 16,481	$ 17,885
Unrealized and realized capital losses	7,835	2,460
Other compensation related	5,843	268
Deferred income	3,500	0
Share-based compensation	3,405	8,274
Write-down of CDO and other investments	3,331	6,317
Other	2,560	4,648
Total deferred tax assets	42,955	39,852
Valuation allowance	(21,030)	(20,774)
Total deferred tax asset, net of valuation allowance	21,925	19,078
Intangible assets	73,269	54,734
Property and equipment	5,902	4,376
Deferred sales commissions	3,788	2,838
State taxes	3,546	3,087
Costs of internal-use software	2,630	2,566
Other	1,791	1,728
Total gross deferred tax liability	90,926	69,329
Net deferred tax liability	$ 69,001	$ 50,251